Document and Entity Information	12 Months Ended
Jun. 30, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	Zhaopin Ltd
Entity Central Index Key	0001378564
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Class A ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	39,955,627
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	84,926,543